Acquisition - Summary of Identifiable Intangible Assets at Estimated Fair Values and Useful Lives with Expected Amortization Periods (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Maestro | Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Fair Value	$ 800,000	$ 800,000
Useful Life in Years	5 years	5 years
Maestro | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Fair Value	$ 840,000	$ 840,000
Useful Life in Years	5 years	5 years
Marpai Administrators | Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Fair Value		$ 1,520,000
Useful Life in Years		10 years
Marpai Administrators | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Fair Value		$ 2,920,000
Useful Life in Years		7 years
Marpai Administrators | Patents and Patent Applications
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Fair Value		$ 650,000
Marpai Administrators | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Fair Value		$ 990,000
Useful Life in Years		5 years